Exceptional items	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Exceptional items
6. Exceptional items

	Note	2021 $m	2020 $m	2019 $m
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	(a)(h)	–	22	–
Gain on lease termination	(b)	–	30	–
Provision for onerous contractual expenditure	(h)	–	(10)	–
Reorganisation costs	(c)(h)	–	(8)	–
		–	34	–

Administrative expenses:
Reorganisation costs	(c)	–	(19)	(20)
Acquisition and integration costs	(d)	–	(6)	(7)
Litigation and commercial disputes	(e)	(25)	(5)	(28)
		(25)	(30)	(55)
Impairment loss on financial assets	(f)	–	(48)	–

Other impairment charges:

Goodwill	(h)	–	–	(49)
Management agreements	13	–	(48)	(50)
Property, plant and equipment	14, (h)	–	(90)	–
Right-of-use assets	15, (h)	–	(16)	(32)
Associates	16	(4)	(19)	–
Contract assets	3	–	(53)	–
		(4)	(226)	(131)

Operating exceptional items		(29)	(270)	(186)

Financial expenses	(g)	–	(14)	–

Fair value gains on contingent purchase consideration	(h)	–	21	38

Exceptional items before tax		(29)	(263)	(148)

Tax on exceptional items	(i)	3	52	20
Exceptional tax	(j)	26	–	–

Tax		29	52	20

Operating exceptional items analysed as:
Americas		(22)	(118)	(62)
EMEAA		(7)	(128)	(109)
Greater China		–	(5)	–
Central		–	(19)	(15)
		(29)	(270)	(186)

The above items are treated as exceptional (as defined by management) by reason of their size, nature, or incidence as further described on page 152.
(a) Derecognition of
right-of-use
assets and lease liabilities
In 2020, related to
right-of-use
assets ($49m) and lease liabilities ($71m) associated with the UK portfolio and German leases which were derecognised following a reassessment of the leases as fully variable. The net gain of $22m was presented as exceptional due to the size of the derecognised assets and liabilities.
(b) Gain on lease termination
In 2020, related to the termination of the InterContinental San Juan lease, which was part of the SVC portfolio. The right-of-use
assets ($60m) and lease liabilities ($90m) associated with this hotel were derecognised, resulting in a net gain of $30m, which was presented as exceptional due to the value of the assets and liabilities derecognised and for consistency with the impairments of other assets related to the SVC portfolio.
(c) Reorganisation costs
In 2020, reorganisation costs related to the UK portfolio (see below), other owned and leased hotels and a corporate reorganisation completed in the year reflecting the reassessment of near-term priorities and the resources needed to support reduced levels of demand. An additional $20m relating to the corporate restructuring was charged to the System Fund.
In 2019, related to a comprehensive efficiency programme to fund a series of new strategic initiatives to drive an acceleration in IHG’s future growth. The programme commenced in 2018 and was completed in 2019; no further restructuring costs related to this programme were incurred in 2020. The 2019 cost included consultancy fees of $6m and severance costs of $8m. An additional $28m was charged to the System Fund.
These charges were classified as exceptional as they related to a significant programme carried out in response to the impacts of
Covid-19
and previously to a comprehensive programme to reorganise Group operations, which do not reflect normal, ongoing costs of the business.
(d) Acquisition and integration costs
In 2019, primarily related to the acquisition of Six Senses and in 2020, related to the integration of that business into the operations of the Group. Costs were presented as exceptional reflecting the fact that the acquisition of Six Senses is not a recurring event.
(e) Litigation and commercial disputes
In 2021, relates to the provisionally agreed costs to settle two commercial disputes, $18m in the Americas region and $7m relating to a leased property in the EMEAA region.
In 2020, related to the agreed cost of settlement of $14m in respect of a lawsuit in the EMEAA region, offset primarily by the partial release of the 2019 provision related to a lawsuit in the Americas region which was settled in 2020.
In 2019, primarily represented management’s best estimate of the settlement in respect of the Americas lawsuit, together with the cost of an arbitration award made against the Group in the EMEAA region.
These costs are presented as exceptional reflecting (i) the nature of the 2021 disputes which arose as a direct result of trading performance during
Covid-19;
(ii) the quantum of the settlements; and (iii) in respect of releases, consistency with the treatment applied in prior years.
(f) Impairment loss on financial assets
In 2020, comprised $33m and $15m related to SVC and other trade deposits and loans respectively (see note 17). The impairment losses were presented as exceptional as they related to the termination of a significant portfolio of over 100 management agreements and to significant changes in credit risk on other trade deposits and loans as a result of the pandemic.
(g) Financial expenses
In 2020, management undertook actions to strengthen liquidity and extend the maturity profile of the Group’s debt. The Group issued a tender offer for its £400m 3.875% 2022 bonds resulting in a repayment of £227m and concurrently issued
€
500m 1.625% 2024 bonds and £400m 3.375% 2028 bonds. The exceptional charge included the premium on repayment and associated write-off
of fees and discount. The charge was presented as exceptional primarily due to the size of the charge as well as the nature of the refinancing which was driven by increased liquidity requirements resulting from the pandemic.
(h) Exceptional items relating to the UK portfolio
Included within exceptional items are the following items relating to the UK portfolio:

	2021 $m	2020 $m	2019 $m
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	–	18	–
Provision for onerous contractual expenditure	–	(10)	–
Reorganisation costs	–	(4)	–
	–	4	–
Other impairment charges:
Goodwill	–	–	(49)
Property, plant and equipment	–	(50)	–
Right-of-use assets	–	–	(32)
	–	(50)	(81)
Operating exceptional items	–	(46)	(81)
Fair value gains on contingent purchase consideration (note 25)	–	21	38
Exceptional items before tax	–	(25)	(43)
The UK portfolio experienced hugely challenging trading conditions as a result of
Covid-19,
with all 12 hotels closing for extended periods during 2020 and experiencing historically low occupancies during periods of temporary reopenings.
In 2020, the
right-of-use
asset ($22m) and lease liability ($40m) relating to the UK portfolio were derecognised as a result of the re-estimation
of the
‘in-substance
fixed’ rent payable under the leases, resulting in a gain of $18m; from 2020 the leases were considered to be fully variable.
In 2020, a $10m provision was recognised to the extent the costs of contractual expenditure committed under the hotel leases exceeded the future economic benefits expected to be received under the leases.
In 2020, hotels incurred a total cost of $4m to restructure hotel operations in response to the impact of
Covid-19
on hotel occupancy and revenues.
Assumptions used in 2020 impairment testing of property, plant and equipment are detailed in note 14.
In 2019, goodwill ($49m) and the
right-of-use
asset ($32m) (prior to derecognition) were impaired as a result of trading disruption arising from hotel renovations and rebranding.
A fair value gain on contingent purchase consideration of $21m was recognised in 2020 (2019: $38m), arising from a reduction in expected future rentals payable such that there is no remaining above-market element. Information on the fair value calculation is provided in note 25.
As a result of the adjustments outlined above,
non-current
assets, lease liabilities and contingent purchase consideration relating to the UK portfolio were all measured at $nil at 31 December 2020 and 31 December 2021.
(i) Tax on exceptional items
The tax impacts of the exceptional items are shown in the table below:

	2021		2020		2019
	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m
Derecognition of right-of-use assets and lease liabilities	–	–	–	(4)	–	–
Provision for onerous contractual expenditure	–	–	–	2	–	–
Reorganisation costs	–	–	3	2	4	–
Acquisition and integration costs	–	–	1	–	–	–
Litigation and commercial disputes	–	4	–	–	–	6
Impairment loss on financial assets	–	–	4	2	–	–
Other impairment charges	–	1	6	37	–	18
Financial expenses	–	–	–	3	–	–
Fair value gains on contingent purchase consideration	–	–	–	(4)	–	(6)
Adjustments in respect of prior years a	(2)	–	–	–	–	(2)
	(2)	5	14	38	4	16
Total current and deferred tax		3		52		20

a	In 2021, relates to exceptional items recorded in 2014 which are undergoing tax audit (see page 171). In 2019, related to a 2014 disposal.

(j) Exceptional tax
An exceptional tax credit of $26m has been recorded as a result of the enactment of a change to the UK rate of corporate income tax from 19% to 25%, effective 1 April 2023. The change has resulted in the re-measurement
of those UK deferred tax assets and liabilities which are forecast to be utilised or to crystallise after this effective date, using the higher tax rate. A further credit of $4m has been recorded within the Group statement of comprehensive income in respect of movements in deferred tax assets and liabilities originally recorded there. The value attributable to unrecognised deferred tax assets has increased by $34m as a result of the rate change. This has no impact on the reported tax charge.